LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Right of use assets	$ 219,134	$ 284,379
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	364,968	365,678
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(145,834)	(81,299)
Land [Member]
Statement [Line Items]
Right of use assets	60,761	67,804
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	74,047	75,403
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(13,286)	(7,599)
Buildings [member]
Statement [Line Items]
Right of use assets	19,954	25,940
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	30,443	32,266
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(10,489)	(6,326)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	24,035	44,753
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	67,662	71,394
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(43,627)	(26,641)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	380	574
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	798	757
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(418)	(183)
Fixtures and fittings [member]
Statement [Line Items]
Right of use assets	698	1,138
Fixtures and fittings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	1,636	1,595
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(938)	(457)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	92,951	126,587
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	168,808	164,683
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(75,857)	(38,096)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	20,355	17,583
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	21,574	19,580
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (1,219)	$ (1,997)